Share Based Compensation Expense by Type of Award (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 10,446,832	¥ 67,672,488	¥ 32,691,687	¥ 32,249,165
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	5,235,117	33,912,040	9,043,829	1,265,555
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 5,211,715	¥ 33,760,448	¥ 23,647,858	¥ 30,983,610